Long-Term Debt and Borrowing Arrangements (Details) - Schedule of Indebtedness - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Indebtedness [Line Items]
Long-Term Debt, Amount		$ 35,869	$ 29,616	$ 33,145
Less: Current portion of long-term debt and short-term debt		10,339	6,651
Total		25,530	22,965	$ 25,737
$15 million revolving credit arrangement – related party (due September 30, 2034) [Member]
Schedule of Indebtedness [Line Items]
Long-Term Debt, Amount		$ 8,057	$ 6,828
Long-Term Debt, Interest rate		2.75%	2.75%
€1.5 million term loan (due April 2026) [Member]
Schedule of Indebtedness [Line Items]
Long-Term Debt, Amount		$ 678	$ 980
Long-Term Debt, Interest rate		1.70%	1.70%
$12.785 million term loan – related party (due December 2026) [Member]
Schedule of Indebtedness [Line Items]
Long-Term Debt, Amount	[1]		$ 9,697
Long-Term Debt, Interest rate	[1]		2.75%
€7 million term loan (due April 2027) [Member]
Schedule of Indebtedness [Line Items]
Long-Term Debt, Amount		$ 3,898	$ 4,861
Long-Term Debt, Interest rate		5.67%	6.00%
$7.25 million term loan – related party (due December 2027) [Member]
Schedule of Indebtedness [Line Items]
Long-Term Debt, Amount	[1]		$ 7,250
Long-Term Debt, Interest rate	[1]		3.75%
$1.25 million term loan – (due March 31, 2025) [Member]
Schedule of Indebtedness [Line Items]
Long-Term Debt, Amount		$ 1,250
Long-Term Debt, Interest rate		8.88%
$14.765 Term Loan – related party (due September 30, 2034) [Member]
Schedule of Indebtedness [Line Items]
Long-Term Debt, Amount	[1]	$ 14,765
Long-Term Debt, Interest rate	[1]	8.00%
$7.22 million term loan – related party (due March 31, 2025) [Member]
Schedule of Indebtedness [Line Items]
Long-Term Debt, Amount		$ 7,221
Long-Term Debt, Interest rate		8.88%

[1]	Term loan modified on September 30, 2024. The outstanding principal and interest were refinanced into a new $14.765 million term loan.